Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax benefit (expense)
Federal	$ 0	$ 66	$ 30
State	(28)	(29)	(2)
Puerto Rico	(1)	10	(17)
Total current tax benefit (expense)	(29)	47	11
Deferred tax benefit (expense)
Federal	1,182	(804)	(281)
State	173	(96)	37
Puerto Rico	49	(14)	(12)
Total deferred tax benefit (expense)	1,404	(914)	(256)
Total income tax benefit (expense)	$ 1,375	$ (867)	$ (245)